Profit Before Income Tax - Summary of Other Operating Income and Expenses, Net (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Analysis of income and expense [abstract]
Rental income	$ 131,570	$ 4,439	$ 51,607	$ 60,230
Gain (loss) on disposal of property, plant and equipment and other assets	367,110	12,386	(127,159)	(127,111)
Impairment loss on property, plant and equipment and goodwill	(714,675)	(24,112)	(888,231)	(258,129)
Loss on damages and claims	(85,585)	(2,888)	(12,778)	(116,445)
Others	410,136	13,837	176,281	189,926
Other operating income and expenses, net	$ 108,556	$ 3,662	$ (800,280)	$ (251,529)